S000005025 [Member] Investment Objectives and Goals - Ariel Appreciation Fund	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Ariel Appreciation Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	Ariel Appreciation Fund’s fundamental objective is long-term capital appreciation.